SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Debt issuances

Subsequent to September 30, 2015 the Company issued a total of 532,370,521 shares in respect of conversion notices received for a total of $279,513 in principal and interest related to various Convertbile Notes as discusssed in Note 5 above.

Change in Registered Public Accounting Firm

On October 16, 2015 the Company  notified its independent registered public accounting firm, GBH CPAs, PC (“GBH”), that the Company had decided to change auditors and was therefore dismissing GBH, effective immediately.  The Company’s decision was approved by the Company’s board of directors, acting as the audit committee, on that same day, and concurrent with GBH’s dismissal, the board of directors appointed BF Borgers CPA PC (“Borgers”) as the Company’s new independent registered public accounting firm.